RELATED PARTIES - Balances with Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current liabilities
Credit balance in "accrued expenses and other current liabilities"	$ 191	$ 176
NON-CURRENT ASSETS:
Receivable balance in "investment in a joint venture	$ 3,135